Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.08%
Pennsylvania–80.88%
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$ 1,750	$ 1,996,865
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	14,320	16,955,779
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,137,687
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	4.00%	01/01/2056	6,500	7,416,263
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	2,000	2,039,707
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	160	186,575
Series 2017, RB	5.00%	10/15/2037	615	708,951
Series 2017, RB	5.00%	10/15/2047	1,500	1,699,089
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	18,703,731
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(c)	0.91%	02/01/2037	750	760,132
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,211,135
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,500	1,600,321
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 04/18/2006-08/16/2018; Cost $8,873,450)(d)	5.60%	07/01/2023	9,085	8,176,500
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,160	1,163,905
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments); Series 2007 A, RB (CEP - GNMA)(b)	5.95%	01/20/2043	1,485	1,488,901
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments); Series 2007 C, RB (CEP - GNMA)(b)	6.16%	01/20/2043	1,490	1,495,088
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB(e)	5.00%	12/01/2045	2,120	2,435,830
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2042	2,000	2,477,894
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(f)	5.00%	05/01/2042	615	721,087
Series 2018, RB(f)	5.38%	05/01/2042	4,000	4,672,345
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,455,530
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,459,559
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,296,635
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	571,562
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	681,909
Series 2017 C, RB	5.00%	05/15/2047	475	519,124
Series 2017, RB	5.00%	05/15/2042	600	657,717
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2050	8,480	9,402,301
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2040	1,000	1,010,376
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2030	425	443,974
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	425	443,933
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,454,957
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	301,914
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB(g)(h)	5.38%	12/01/2021	1,100	1,100,000
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center); Series 2016 A, Ref. RB	5.00%	11/15/2046	500	575,249
Cheltenham (Township of), PA;
Series 2018, GO Bonds(g)(h)	4.00%	07/01/2023	170	179,845
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,777,378
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,411,319
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	$ 175	$ 175,607
Series 2019, Ref. RB	4.00%	12/01/2039	305	318,243
Series 2019, Ref. RB	5.00%	12/01/2051	8,000	8,634,119
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	881,264
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	695	780,791
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	3,780	4,719,310
Series 2019, RB	4.00%	12/01/2049	1,500	1,738,818
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School); Series 2014, RB	5.00%	10/01/2044	2,215	2,420,926
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	2,000	2,349,538
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,035,982
Series 2013, RB	5.00%	08/01/2045	750	772,779
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	1,000	1,035,804
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,557,748
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,108,987
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,361,479
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,702,564
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,878,820
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	206,487
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,540,888
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	360,111
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	674,524
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	640	460,942
Commonwealth Financing Authority;
Series 2018, RB(e)(j)	5.00%	06/01/2034	2,500	3,048,348
Series 2018, RB(e)(j)	5.00%	06/01/2035	500	608,868
Cumberland (County of), PA Municipal Authority (Asbury PA Obligated Group);
Series 2012, Ref. RB(g)(h)	5.25%	01/01/2022	2,250	2,259,094
Series 2012, Ref. RB(g)(h)	5.25%	01/01/2022	500	502,021
Cumberland (County of), PA Municipal Authority (Diakon Lutheran);
Series 2015, Ref. RB(g)(h)	5.00%	01/01/2025	125	141,998
Series 2015, Ref. RB	5.00%	01/01/2038	1,145	1,270,761
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,753,831
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,579,515
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,298,466
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	1,047,280
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,922,000
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	603,185
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,225	5,317,906
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	460	509,504
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,797,500
Delaware (County of), PA Authority (Mercy Health Corp.); Series 1993 A, RB(g)	5.38%	11/15/2023	25	25,935
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,606,604
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,587,770
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	215	245,870
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(f)	5.13%	06/01/2046	1,980	2,186,473
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	$ 540	$ 567,306
Series 2012, Ref. RB	5.00%	01/01/2027	535	561,759
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,430,962
Doylestown (City of), PA Hospital Authority; Series 2019 A, RB	4.00%	07/01/2045	250	273,417
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	650	769,466
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB(g)(h)	5.00%	07/01/2023	1,750	1,878,624
Series 2013, RB(g)(h)	5.00%	07/01/2023	1,000	1,073,499
Series 2014, RB(g)(h)	5.00%	07/01/2024	250	279,334
Series 2015, RB(g)(h)	5.00%	07/01/2025	1,060	1,227,356
Series 2015, RB(g)(h)	5.00%	07/01/2025	820	949,464
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	718,853
Series 2016, Ref. RB	5.00%	12/01/2039	370	417,391
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB(g)(h)	5.00%	12/01/2024	5,000	5,696,600
Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,569,240
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program);
Series 2021, RB	4.00%	05/01/2036	200	233,936
Series 2021, RB	4.00%	05/01/2041	300	347,131
Series 2021, RB	5.00%	05/01/2047	330	409,712
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	8,238,552
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	520,339
Series 2018, Ref. RB	5.00%	12/01/2053	700	762,370
Series 2019, RB	5.00%	12/01/2039	755	830,984
Series 2019, RB	5.00%	12/01/2054	3,000	3,266,113
Franklin Regional School District; Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,290,611
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	16,655	19,912,973
Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,726,584
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,938,137
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,129,371
Series 2019, RB	5.00%	12/01/2049	2,755	3,156,932
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,289,901
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	678,408
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	210	233,918
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	2,000	2,466,260
Lancaster School District;
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2034	900	1,064,646
Series 2020, GO Bonds (INS - AGM)(a)	4.00%	06/01/2036	1,275	1,503,393
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services); Series 2013, RB	4.00%	11/15/2033	15	15,036
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	526,486
Series 2021, Ref. RB	4.00%	03/01/2051	485	524,589
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	1,000	1,238,156
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,852,532
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	825	836,109
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,250	5,254,742
Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,716,174
Series 2014 C, RB(l)	0.00%	02/01/2044	3,238	19,648
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Mckeesport Area School District; Series 2021 A, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2035	$ 5,505	$ 6,518,463
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	390	429,924
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(g)(h)	6.50%	12/01/2021	300	300,000
Series 2017, Ref. RB	5.00%	12/01/2037	750	838,217
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,108,881
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	5,145,537
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,541,650
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, RB(g)(h)	5.00%	05/15/2022	900	919,859
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	12,999,456
Series 2020 C, RB	4.00%	11/15/2043	350	402,717
Series 2020 C, RB	5.00%	11/15/2045	675	814,180
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2046	1,190	1,379,938
Series 2021, Ref. RB	4.00%	10/01/2051	1,430	1,650,525
Montgomery (County of), PA Industrial Development Authority (Haverford School); Series 2019, Ref. RB	4.00%	03/01/2049	3,250	3,616,306
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB(g)(h)	6.63%	12/01/2021	1,500	1,500,000
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,145,892
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB	5.00%	11/01/2047	6,135	7,445,796
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,922,521
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,575,765
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	388,288
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,537,347
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(d)(m)(n)	5.00%	12/31/2023	14,827	3,706,653
Series 2013, RB(m)(n)	5.00%	12/31/2023	5,496	1,374,120
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	934,012
Series 2019, Ref. RB	5.00%	11/01/2039	500	569,473
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,074,880
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,184,374
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	1,179,675
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	4,327,382
Pennsylvania (Commonwealth of);
First Series 2001, GO Bonds	4.00%	05/15/2033	3,250	4,013,924
First Series 2014, GO Bonds(e)	5.00%	06/15/2034	3,000	3,328,541
First Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,491,698
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	607,082
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	590	705,076
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2013 C, RB (INS - AGM)(a)(i)	0.00%	01/01/2044	775	442,403
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB(b)	5.00%	11/01/2041	1,200	1,243,087
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	920	1,000,063
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(f)	3.25%	08/01/2039	1,250	1,282,774
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Forum Place); Series 2012, RB(g)(h)	5.00%	03/01/2022	3,000	3,035,685
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	$ 635	$ 671,677
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	775	912,748
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	460	539,943
Series 2015, RB(b)	5.00%	06/30/2042	8,500	9,929,822
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	700	783,444
Series 2021, Ref. RB	4.00%	07/01/2046	2,000	2,226,179
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,737,627
Series 2021 A, Ref. RB	4.00%	10/15/2051	2,750	3,226,094
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2042	1,070	1,089,025
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College); Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,320,186
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University); Series 2013 A, RB	6.25%	09/01/2033	320	344,934
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	1,202,224
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Pennsylvania State University); Series 2002, RB	5.00%	03/01/2022	10	10,039
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania); Series 2012, RB(g)(h)	5.00%	10/01/2022	1,400	1,455,864
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania); Series 2012 A, Ref. RB(g)(h)	5.00%	07/01/2022	750	770,980
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,211,615
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania); Series 2017, RB(e)	5.00%	08/15/2046	2,200	2,622,043
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,302,716
Series 2019, RB	4.00%	08/15/2049	10,000	11,585,840
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, RB	5.00%	01/01/2029	1,000	1,003,362
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,085,870
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,654,079
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(g)(h)	5.00%	12/01/2026	145	175,780
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2030	910	1,090,577
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(g)(h)	5.00%	04/01/2022	2,780	2,824,181
Series 2012, RB(g)(h)	5.00%	04/01/2022	250	253,973
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,510,403
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	10,511,732
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,485,080
Series 2009 E, RB	6.38%	12/01/2038	11,435	14,975,380
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,257,589
Series 2015 B, RB	5.00%	12/01/2030	500	585,841
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,171,088
Series 2017 A, RB	5.50%	12/01/2042	5,000	6,088,279
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,281,430
Series 2018 A-2, RB	5.00%	12/01/2043	535	662,689
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,424,607
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Series 2018 B, RB	5.25%	12/01/2048	$ 630	$ 789,561
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,258,099
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	4,448,835
Series 2020 B, RB	5.00%	12/01/2050	4,000	5,104,628
Series 2021 A, RB	4.00%	12/01/2050	8,500	9,817,772
Series 2021 B, RB	4.00%	12/01/2051	3,000	3,469,715
Series 2021 B, Ref. RB	5.00%	12/01/2051	5,340	6,797,311
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,210,000
Pennsylvania Higher Education Assistance Agency;
Series 2021 A, Tax Exempt RB(b)	5.00%	06/01/2030	260	326,790
Series 2021 A, Tax Exempt RB(b)	2.63%	06/01/2042	2,220	2,238,512
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,693,968
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,025,778
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,679,754
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,895	2,278,827
Series 2017 A, RB(e)(j)	5.25%	10/01/2052	2,070	2,518,173
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	4,229,014
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	845,552
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	19,700	23,387,527
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,201,527
Series 2018 A, RB	5.00%	10/01/2053	7,000	8,608,840
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	374,171
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,791,509
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,757,909
Series 2020 A, RB	5.00%	11/01/2045	1,250	1,595,914
Series 2020 C, Ref. RB(b)	4.00%	07/01/2045	1,500	1,735,590
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,500	1,726,509
Series 2021 A, GO Bonds	4.00%	05/01/2042	1,500	1,781,534
Philadelphia (City of), PA (Philadelphia Gas Works Co.);
Series 2009 D, Ref. VRD RB (LOC - TD Bank N.A.)(o)(p)	0.05%	08/01/2031	10,150	10,150,000
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,279,211
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	840	979,820
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	380,049
Series 2019, RB	5.00%	06/15/2050	350	381,635
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	1,890	1,894,847
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,008,846
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,526	2,583,441
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,640	1,641,594
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	2,186,010
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,164,590
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,337,738
Philadelphia (City of), PA Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	530	599,848
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB(e)	5.00%	07/01/2042	1,500	1,670,254
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	1,000	1,094,088
Series 2017, RB	5.00%	12/01/2058	4,165	4,732,415
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	$ 1,000	$ 1,112,362
Series 2017, Ref. RB	5.00%	07/01/2049	500	552,103
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,029,185
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,184,197
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(a)	5.00%	12/01/2021	130	130,000
Series 2017, RB	5.00%	05/01/2039	1,300	1,532,476
Series 2017, RB	5.00%	05/01/2042	2,415	2,834,888
Series 2017, RB	5.00%	05/01/2047	3,335	3,854,874
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(g)(h)	6.13%	03/15/2023	3,085	3,314,199
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	455,848
Series 2012, RB	6.25%	04/01/2042	1,500	1,518,663
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	875	995,017
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	640	699,209
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,699,092
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB(g)(h)	6.63%	12/15/2022	750	799,181
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	15,849,078
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	540	590,096
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,105
Philadelphia School District;
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	11,917,051
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	11,881,134
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,185,556
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	618,338
Series 2019 A, GO Bonds	4.00%	09/01/2037	2,250	2,634,327
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,247,175
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS - AGM)(a)	5.00%	02/01/2035	1,225	1,228,643
Pittsburgh (City of), PA;
Series 2021, GO Bonds	4.00%	09/01/2040	500	582,863
Series 2021, GO Bonds	4.00%	09/01/2041	600	697,979
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,540	2,546,260
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	538,725
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,502,566
Series 2019 B, Ref. RB (INS - AGM)(a)	4.00%	09/01/2034	1,600	1,913,778
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2045	1,000	1,187,185
Series 2020 B, RB (INS - AGM)(a)	4.00%	09/01/2050	350	413,296
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,719,332
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,796,384
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,794,329
School District of Philadelphia (The); Series 2021 A, GO Bonds	4.00%	09/01/2046	2,000	2,339,751
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	988,464
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	903,256
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,155,334
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	$ 750	$ 925,499
State Public School Building Authority;
Series 2016, Ref. RB(g)(h)	5.00%	12/01/2026	5	6,061
Series 2016, Ref. RB	5.00%	06/01/2036	4,795	5,684,619
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(b)	5.00%	01/01/2027	1,185	1,237,673
Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,579,347
Trinity Area School District; Series 2021, GO Bonds (INS - AGM)(a)	4.00%	11/01/2051	1,485	1,734,139
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	500	541,299
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity); Series 2011 B, RB(g)(h)	5.63%	01/01/2022	2,000	2,008,811
Westmoreland (County of), PA Industrial Development Authority (Excela Health); Series 2020 A, Ref. RB	4.00%	07/01/2037	1,400	1,661,761
Westmoreland (County of), PA Municipal Authority; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,296,588
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	3,101,114
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,529,032
				746,934,792
Puerto Rico–14.75%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		85	85,591
Series 2002, RB	5.50%	05/15/2039		17,000	17,454,973
Series 2005 A, RB(i)	0.00%	05/15/2050		53,320	8,649,293
Series 2008 A, RB(i)	0.00%	05/15/2057		415,530	29,537,244
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(a)	5.13%	07/01/2030		7,405	7,469,794
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027		15	15,167
Series 2009 B, Ref. GO Bonds(l)	6.50%	07/01/2037		1,000	1,008,750
Series 2009 B, Ref. GO Bonds(l)	5.75%	07/01/2038		120	116,700
Series 2009 B, Ref. GO Bonds(l)	6.00%	07/01/2039		50	50,125
Series 2009 C, Ref. GO Bonds(l)	6.00%	07/01/2039		9,745	9,550,100
Series 2011 A, GO Bonds(l)	5.75%	07/01/2041		3,000	2,940,000
Series 2011 A, Ref. GO Bonds(l)	6.00%	07/01/2028		790	783,087
Series 2011 C, Ref. GO Bonds(l)	5.75%	07/01/2036		9,000	8,246,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024		1,080	1,171,844
Series 2012 A, RB(g)	5.25%	07/01/2029		810	832,501
Series 2012 A, RB(g)	5.13%	07/01/2037		3,000	3,081,166
Series 2012 A, RB(g)	5.75%	07/01/2037		1,460	1,504,785
Series 2012 A, RB(g)	6.00%	07/01/2047		1,005	1,037,103
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025		6,000	6,089,303
Series 2007 TT, RB(l)	5.00%	07/01/2032		1,450	1,428,250
Series 2010 AAA-RSA-1, RB(l)	5.25%	07/01/2024		1,435	1,417,062
Series 2010 XX, RB(l)	5.25%	07/01/2040		2,445	2,414,437
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(l)	5.00%	07/01/2038		10	5,925
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032		965	972,237
Series 2003 AA-2, Ref. RB(l)	5.30%	07/02/2035		1,000	1,112,500
Series 2003 H, Ref. RB(l)	5.00%	07/01/2028		325	192,563
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036		1,250	1,256,250
Series 2012, Ref. RB	5.13%	04/01/2032		125	126,969
Series 2012, Ref. RB	5.38%	04/01/2042		185	188,238
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 B, RB(l)	5.00%	07/01/2041		270	129,600
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(l)	5.25%	07/01/2036	$ 1,015	$ 1,106,350
Series 2007 M-2, Ref. RB(l)	10.00%	07/01/2034	3,000	3,562,500
Series 2009 P, Ref. RB(l)	6.50%	07/01/2030	1,500	1,702,500
Series 2009 P, Ref. RB(l)	6.75%	07/01/2036	1,000	1,143,750
Series 2011 S, RB(l)	6.00%	07/01/2041	2,070	2,308,050
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,000	1,032,261
Puerto Rico Public Finance Corp.; Series 2011 B, RB(l)	5.50%	08/01/2031	5,725	130,244
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2046	3,912	1,308,186
Series 2018 A-1, RB(i)	0.00%	07/01/2051	6,242	1,510,831
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	6,356,793
Series 2019 A-2, RB	4.54%	07/01/2053	91	101,959
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,380,607
Series 2019 A-2B, RB	4.55%	07/01/2040	1,063	1,205,531
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,178,387
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,277,250
				136,173,006
Virgin Islands–0.92%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031		665	666,896
Series 2006, RB(i)	0.00%	05/15/2035		4,150	1,671,990
Series 2006, RB(i)	0.00%	05/15/2035		2,195	928,774
Series 2006, RB(i)	0.00%	05/15/2035		7,000	2,560,014
Virgin Islands (Government of) Public Finance Authority; Series 2014 C, Ref. RB	5.00%	10/01/2039		2,500	2,470,654
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025		245	245,637
					8,543,965
Guam–0.35%
Guam (Territory of); Series 2011 A, RB(g)(h)	5.13%	01/01/2022		785	788,094
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023		185	191,925
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		235	243,764
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		420	434,782
Series 2012 A, Ref. RB	5.00%	10/01/2034		520	536,801
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2029		285	310,364
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031		700	725,751
					3,231,481
Northern Mariana Islands–0.18%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		125	124,589
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(b)	6.25%	03/15/2028		870	863,808
Series 1998 A, RB(b)	6.60%	03/15/2028		655	653,441
					1,641,838
TOTAL INVESTMENTS IN SECURITIES(q)–97.08% (Cost $843,912,503)					896,525,082
FLOATING RATE NOTE OBLIGATIONS–(1.04)%
Notes with interest and fee rates ranging from 0.60% to 0.61% at 11/30/2021 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(r)					(9,585,000)
OTHER ASSETS LESS LIABILITIES–3.96%					36,536,873
NET ASSETS–100.00%					$923,476,955
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(d)	Restricted security. The aggregate value of these securities at November 30, 2021 was $11,883,153, which represented 1.29% of the Fund’s Net Assets.
(e)	Underlying security related to TOB Trusts entered into by the Fund.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $9,452,775, which represented 1.02% of the Fund’s Net Assets.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $39,368,391, which represented 4.26% of the Fund’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.12%

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $16,232,057 are held by TOB Trusts and serve as collateral for the $9,585,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$891,444,309	$5,080,773	$896,525,082
Investments Matured	—	1,426,288	—	1,426,288
Total Investments	$—	$892,870,597	$5,080,773	$897,951,370
Invesco Pennsylvania Municipal Fund